Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) Options	Dec. 31, 2018 EUR (€)	Nov. 30, 2016 EUR (€) Rate	Jul. 07, 2016 EUR (€) Rate	Sep. 19, 2013 EUR (€) Rate
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	€ 700,000,000.0	€ 700,000,000
Line of Credit Facility, Number of options for 1-year extension | Options	2
Line of Credit Facility, Available credit facility	€ 0	€ 0
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount					€ 750,000,000
Interest rate on principal amount | Rate					3.375%
Redemption price of notes	100.00%
Due date of redemption Eurobond	Sep. 19, 2023
1.375 Percent Senior Notes Due 2026 [Member]
Debt Instrument [Line Items]
Principal amount				€ 1,000,000,000
Interest rate on principal amount | Rate				1.375%
Redemption price of notes	100.00%
Due date of redemption Eurobond	Jul. 07, 2026
1.625 Percent Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Principal amount			€ 750,000,000
Interest rate on principal amount | Rate			1.625%
Redemption price of notes	100.00%
Due date of redemption Eurobond	May 28, 2027
0.625 Percent Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Principal amount				€ 500,000,000
Interest rate on principal amount | Rate				0.625%
Redemption price of notes	100.00%
Due date of redemption Eurobond	Jul. 07, 2022